SUBSEQUENT EVENTS (Details Narrative) (USD $)	0 Months Ended
	Jul. 12, 2013	Jul. 10, 2013
Subsequent Events [Abstract]
Common stock to be purchased		2,000,000
Common stock to be purchased, per share		$ 0.25
Repaid debt to IIMG from common stock proceeds	$ 156,506